Dear Fellow Shareholder,

We are pleased to present the semi-annual report of the Dobson Covered Call Fund as of January 31, 2000. For the six-month period the Fund returned .6% while the S&P 500 Index returned 5.6%. From inception the Fund returned 8.4% while the S&P 500 Index returned 11%. The Fund's standard deviation from inception was 2.22 compared with 4.04 for the Index. This is a risk level that is 55% of the Index.

Clearly the major topic of interest has been the performance of the NASDAQ this past six months. Its rapid advance has been surprising to say the least. This unusual dispersion, where a relatively few stocks appreciate at enormous rates while the overwhelming majority of stocks have small or negative returns, tends to distort the overall market return. This was especially evident in the month of December. Dispersions like this occur occasionally in the market but we haven't seen anything this severe. Some of you may remember the energy crisis of the 1980's when you couldn't pay enough for energy stocks. Eventually unusual dispersions abate although no one can predict when.

As can be seen in the accompanying report the Fund holds technology stocks in approximately the same percentage as the S&P 500 Technology sector. In hindsight it would have been better to have 100% of the portfolio in technology. Obviously when a particular sector or a few stocks are over-weighted in a portfolio, risk is increased. Since the purpose of a covered call strategy is to reduce risk or volatility, over-weighting is not an investment strategy we follow. That is not to say an investor should not invest in the technology sector. Just like this Fund is diversified, we believe investors should also be diversified among several investment styles according to their risk tolerance. We will continue to do what we do best which is to select the best stock/option combination that provides a risk or volatility that is approximately 60% of the S&P 500 Index.

We welcome your comments and questions. Thank you for investing with us.

Charles L. Dobson
Portfolio Manager


DOBSON COVERED CALL FUND
SCHEDULE OF INVESTMENTS  - JANUARY 31, 2000

(UNAUDITED)
COMMON STOCKS - 94.9%                                                           SHARES                      VALUE

BASIC INDUSTRIES - 3.2%
PAPER & FOREST PRODUCTS - 3.2%
International Paper Co. (a)                                                     1,000                        $ 47,625
                                                                                                     -----------------

DURABLES - 3.3%
AUTOS & AUTO PARTS - 3.3%
Ford Motor Co. (a)                                                              1,000                          49,750
                                                                                                     -----------------
ENERGY - 8.2%
ENERGY SERVICES - 4.1%
Schlumberger Ltd. (a)                                                           1,000                          61,062
                                                                                                     -----------------
OIL & GAS - 4.1%
Royal Dutch Petroleum ADR (a)                                                   1,000                          55,063
Transocean Sedco Forex, Inc.                                                      193                           6,140
                                                                                                     -----------------
                                                                                                               61,203
                                                                                                     -----------------
   TOTAL ENERGY                                                                                               122,265
                                                                                                     -----------------

FINANCE - 13.8%
BANKS - 9.8%
Bank of America Corp. (a)                                                       1,000                          48,437
Citigroup, Inc. (a)                                                             1,000                          57,563
Wells Fargo, Inc. (a)                                                           1,000                          40,000
                                                                                                     -----------------
                                                                                                              146,000
                                                                                                     -----------------
FEDERAL & FEDERALLY-SPONSORED CREDIT AGENCIES - 4.0%
Fannie Mae (a)                                                                  1,000                          59,938
                                                                                                     -----------------

   TOTAL FINANCE                                                                                              205,938
                                                                                                     -----------------

HEALTH - 10.5%
DIVERSIFIED - 7.6%
American Home Products Corp.                                                    1,000                          47,063
Bristol-Myers Squibb Co. (a)                                                    1,000                          66,000
                                                                                                     -----------------
                                                                                                              113,063
                                                                                                     -----------------
DRUGS & PHARMACEUTICALS - 2.9%
Schering-Plough Corp. (a)                                                       1,000                          44,000
                                                                                                     -----------------

   TOTAL HEALTH                                                                                               157,063
                                                                                                     -----------------

INDUSTRIAL MACHINERY & EQUIPMENT - 2.8%
INDUSTRIAL MACHINERY & EQUIPMENT - 2.8%
Caterpillar, Inc. (a)                                                           1,000                          42,437
                                                                                                     -----------------


DOBSON COVERED CALL FUND

SCHEDULE OF INVESTMENTS - JANUARY 31, 2000 - CONTINUED
(UNAUDITED)

COMMON STOCKS - CONTINUED                                                       SHARES                      VALUE

MEDIA & LEISURE - 4.9%
ENTERTAINMENT - 2.4%
Disney (Walt) Co. (a)                                                           1,000                        $ 36,250
                                                                                                     -----------------
RESTAURANTS - 2.5%
McDonald's Corp. (a)                                                            1,000                          37,188
                                                                                                     -----------------

   TOTAL MEDIA & LEISURE                                                                                       73,438
                                                                                                     -----------------

NON-DURABLES - 8.9%
BEVERAGES - 3.9%
Coca-Cola Co. (a)                                                               1,000                          57,437
                                                                                                     -----------------

FOODS - 2.5%
Heinz (H.J.) Co. (a)                                                            1,000                          37,187
                                                                                                     -----------------

HOUSEHOLD PRODUCTS - 2.5%
Gillette Co. (a)                                                                1,000                          37,625
                                                                                                     -----------------

   TOTAL NON-DURABLES                                                                                         132,249
                                                                                                     -----------------

RETAIL & WHOLESALE - 5.7%
BUILDING SUPPLIES - 5.7%
Home Depot, Inc. (a)                                                            1,500                          84,469
                                                                                                     -----------------

TECHNOLOGY - 20.2%
COMMUNICATIONS EQUIPMENT - 11.0%
Cisco Systems, Inc. (a) (b)                                                     1,000                         109,500
Lucent Technologies, Inc. (a)                                                   1,000                          55,250
                                                                                                     -----------------
                                                                                                              164,750
                                                                                                     -----------------
COMPUTER SERVICES & SOFTWARE - 3.4%
Oracle Corp. (a) (b)                                                            1,000                          49,953
                                                                                                     -----------------

COMPUTERS & OFFICE EQUIPMENT - 2.6%
Dell Computer Corp. (a) (b)                                                     1,000                          38,437
                                                                                                     -----------------

ELECTRONIC INSTRUMENTS - 3.2%
Honeywell International, Inc. (a)                                               1,000                          48,000
                                                                                                     -----------------

  TOTAL TECHNOLOGY                                                                                            301,140
                                                                                                     -----------------


DOBSON COVERED CALL FUND

SCHEDULE OF INVESTMENTS - JANUARY 31, 2000 - CONTINUED
(UNAUDITED)

COMMON STOCKS - CONTINUED

UTILITIES - 13.4%
ELECTRIC UTILITY - 3.9%
Duke Energy Corp.                                                               1,000                        $ 57,750
                                                                                                     -----------------

TELEPHONE SERVICES - 9.5%
AT&T Corp. (a)                                                                  1,000                          52,500
BellSouth Corp. (a)                                                             1,000                          46,875
SBC Communications, Inc. (a)                                                    1,000                          43,000
                                                                                                     -----------------
                                                                                                              142,375
                                                                                                     -----------------

   TOTAL UTILITIES                                                                                            200,125
                                                                                                     -----------------

TOTAL COMMON STOCKS (COST $1,472,475)                                                                       1,416,499
                                                                                                     -----------------


                                                                                PRINCIPAL
                                                                                VALUE                         VALUE

MONEY MARKET SECURITIES - 7.3%
Federal Prime Obligation, 5.35% (c) (Cost $109,275)                             $ 109,275                   $ 109,275
                                                                                                     -----------------

TOTAL INVESTMENTS - 102.2% (Cost $1,581,750)                                                                1,525,774
                                                                                                     -----------------
Liabilities in excess of other assets - (2.2%)                                                                (32,671)
                                                                                                     -----------------
Total Net Assets - 100.0%                                                                                 $ 1,493,103
                                                                                                     =================


(a) Security is segregated as collateral for options written.
(b) Non-income producing
(c) Variable rate security; the coupon rate shown represents the rate at January 31, 2000.

CALL OPTIONS WRITTEN JANUARY 31, 2000
                                                                                             SHARES
                                                                                             SUBJECT
COMMON STOCKS / EXPIRATION DATE @ EXERCISE PRICE                                             TO CALL           VALUE

AT&T Corp. / April 2000 @ 55                                                                 1,000            $ 3,000
Bank of America Corp. / March 2000 @ 50                                                      1,000              2,500
BellSouth Corp. / April 2000 @ 50                                                            1,000              1,688
Bristol-Myers Squibb, Inc. / March 2000 @ 70                                                 1,000              2,437
Caterpillar, Inc. / March 2000 @ 50                                                          1,000                688
Cisco Systems, Inc. / February 2000 @ 115                                                    1,000              3,875
Citigroup, Inc. / March 2000 @ 55                                                            1,000              5,000
Coca-Cola Co. / May 2000 @ 70                                                                1,000                875
Dell Computer Corp. / February 2000 @ 45                                                     1,000                313
Disney (Walt) Co. / February 2000 @ 35                                                       1,000              2,125
Fannie Mae / March 2000 @ 65                                                                 1,000              1,312
Ford Motor Co. / March 2000 @ 55                                                             1,000                750
Gillette Co. / March 2000 @ 45                                                               1,000                500
Heinz (H.J.) Co. / March 2000 @ 40                                                           1,000                625
Home Depot, Inc. / February 2000 @ 100                                                       1,000                219
Honeywell International, Inc. / February 2000 @ 60                                           1,000                 63
International Paper, Inc. / April 2000 @ 55                                                  1,000              1,375
Lucent Technologies, Inc. / February 2000 @ 60                                               1,000                812
McDonald's Corp. / March 2000 @ 45                                                           1,000                250
Oracle Corp. / February 2000 @ 55                                                            1,000              1,875
Royal Dutch Petroleum ADR / April 2000 @ 65                                                  1,000                437
SBC Communications, Inc. / April 2000 @ 50                                                   1,000              1,625
Schering-Plough, Inc. / February 2000 @ 50                                                   1,000                500
Schlumberger Ltd. / February 2000 @ 60                                                       1,000              8,250
Wells Fargo, Inc. / March 2000 @ 40                                                          1,000              2,312
                                                                                                     -----------------
Total (premiums received $58,436)                                                                            $ 43,406
                                                                                                     =================




DOBSON COVERED CALL FUND                                                               JANUARY 31, 2000
STATEMENT OF ASSETS & LIABILITIES
(UNAUDITED)

ASSETS

Investment in securities (cost $1,581,750)                                                  $ 1,525,774
Dividends receivable                                                                              2,171
Interest receivable                                                                                 370
Receivable for securities sold                                                                   96,147
Receivable from investment advisor
   for reimbursed expenses                                                                        5,230
                                                                                     -------------------
   TOTAL ASSETS                                                                               1,629,692

LIABILITIES

Accrued investment advisory fee payable                                   $     0
Other payables and accrued expenses                                         9,288
Payable for securities purchased                                           83,895
Covered call options written -
   premiums received $58,436                                               43,406
                                                                 -----------------

   TOTAL LIABILITIES                                                                            136,589
                                                                                     -------------------
NET ASSETS                                                                                  $ 1,493,103
                                                                                     ===================


Net Assets consist of:
Paid in capital                                                                               1,519,222
Accumulated undistributed net investment income                                                     759
Accumulated undistributed net realized gain on investments                                       54,625
Accumulated undistributed net realized loss on options transactions                             (40,556)
Net unrealized depreciation on investments                                                      (40,947)
                                                                                     -------------------
NET ASSETS, for 144,164 shares                                                              $ 1,493,103
                                                                                     ===================

NET ASSET VALUE

Net Assets
Offering price and redemption price per share ($1,493,103/144,164)                              $ 10.36
                                                                                     ===================




DOBSON COVERED CALL FUND
STATEMENT OF OPERATIONS FOR THE
  SIX MONTHS ENDED JANUARY 31, 2000
(UNAUDITED)

INVESTMENT INCOME
Dividend income                                                                                 $ 10,038
Interest income                                                                                    2,214
                                                                                          ---------------
TOTAL INCOME                                                                                      12,252


EXPENSES
Investment advisory fees                                                              0
Administration fees                                                              15,000
Legal fees                                                                       10,441
Transfer agent fees                                                               6,915
Custodian fees                                                                    5,438
Pricing & bookkeeping fees                                                        4,800
Audit fees                                                                        2,750
Shareholder reports                                                               1,960
Trustees' fees                                                                    1,482
Registration fees                                                                 1,340
                                                                      ------------------
Total expenses before reimbursement                                              50,126
Reimbursed expenses                                                             (39,053)
                                                                      ------------------
Total operating expenses                                                                          11,073
                                                                                          ---------------
NET INVESTMENT INCOME                                                                              1,179
                                                                                          ---------------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on investment securities                                       56,345
Net realized gain on options transactions                                        19,355
Change in net unrealized appreciation (depreciation)
   on investment securities                                                     (69,572)
                                                                      ------------------
Net gain on investment securities                                                                  6,128
                                                                                          ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $ 7,307
                                                                                          ===============



DOBSON COVERED CALL FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                     FOR THE
                                                                                SIX MONTHS ENDED               FOR THE
                                                                                JANUARY 31, 2000            PERIOD ENDED
                                                                                   (UNAUDITED)            JULY 31, 1999 (A)
                                                                               --------------------     ----------------------
Increase (Decrease) in Net Assets

OPERATIONS
   Net investment income                                                                   $ 1,179                    $ 1,310
   Net realized gain on investment securities                                               56,345                      3,690
   Net realized gain on options transactions                                                19,355                        929
   Change in net unrealized appreciation (depreciation)                                    (69,572)                    28,626
                                                                               --------------------     ----------------------
   Net increase in net assets resulting from operations                                      7,307                     34,555
                                                                               --------------------     ----------------------
DISTRIBUTIONS TO SHAREHOLDERS

   From investment income                                                                   (1,730)               -
   From net realized gain                                                                  (66,251)               -
                                                                               --------------------     ----------------------
   Total Distributions                                                                     (67,981)               -
                                                                               --------------------     ----------------------
SHARE TRANSACTIONS

   Net proceeds from sale of shares                                                        113,957                  1,340,688
   Shares issued in reinvestment                                                            67,980                -
   Shares redeemed                                                                          (3,403)               -
                                                                               --------------------     ----------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM SHARE TRANSACTIONS                                                                 178,534                  1,340,688
                                                                               --------------------     ----------------------
   TOTAL INCREASE IN NET ASSETS                                                            117,860                  1,375,243
                                                                               --------------------     ----------------------
Net Assets
   Beginning of period                                                                   1,375,243                -
                                                                               --------------------     ----------------------
   End of period [including accumulated undistributed net
      investment income of $759 and $1,310, respectively]                              $ 1,493,103                $ 1,375,243
                                                                               ====================     ======================

(a)  March 24, 1999 (commencement of operations) to July 31, 1999


DOBSON COVERED CALL FUND
FINANCIAL HIGHLIGHTS

                                                       FOR THE SIX
                                                       MONTHS ENDED                  FOR THE
                                                     JANUARY 31, 2000              PERIOD ENDED
                                                       (UNAUDITED)              JULY 31, 1999 (C)
                                                   ---------------------       --------------------
SELECTED PER SHARE DATA
Net asset value, beginning of period                            $ 10.78                    $ 10.00
                                                   ---------------------       --------------------
Income from investment operations
   Net investment income                                           0.01                       0.01
   Net realized and unrealized gain                                0.06                       0.77
                                                   ---------------------       --------------------
Total from investment operations                                   0.07                       0.78
                                                   ---------------------       --------------------
Less Distributions
   From net investment income                                     (0.01)                      0.00
   From net realized gain                                         (0.48)                      0.00
                                                   ---------------------       --------------------
Total Distributions                                               (0.49)                      0.00
                                                   ---------------------       --------------------
Net asset value, end of period                                  $ 10.36                    $ 10.78
                                                   =====================       ====================

TOTAL RETURN (b)                                                  0.58%                      7.80%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                  $1,493                     $1,375
Ratio of expenses to average net assets                           1.50% (a)                  1.50% (a)
Ratio of expenses to average net assets
   before reimbursement                                           6.79% (a)                  9.77% (a)
Ratio of net investment income to
   average net assets                                             0.16% (a)                  0.32% (a)
Ratio of net investment income to
   average net assets before reimbursement                        (5.13)(a)                  (7.95)(a)
Portfolio turnover rate                                          40.76% (a)                 47.01% (a)

(a)  Annualized
(b)  For periods of less than a full year, total returns are not annualized.
(c)  March 24, 1999 (commencement of operations) to July 31, 1999

                            DOBSON COVERED CALL FUND

                          NOTES TO FINANCIAL STATEMENTS

                                JANUARY 31, 2000

                                   (UNAUDITED)

NOTE 1.  ORGANIZATION

     Dobson Covered Call Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on March 22, 1999 and commenced operations on March 24, 1999. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to achieve above average return consistent with lower risk than the S&P 500 Index. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITIES VALUATIONS- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                            DOBSON COVERED CALL FUND

                          NOTES TO FINANCIAL STATEMENTS

                   JANUARY 31, 2000 - (UNAUDITED) - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

OPTION WRITING- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

DIVIDENDS AND DISTRIBUTIONS- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

OTHER- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Dobson Capital Management, Inc., (the "Advisor") to manage the Fund's investments. The Advisor is a California corporation established in September 1998. Charles L. Dobson is the president, Director and sole shareholder of the advisor, and is primarily responsible for the day-to-day management of the Fund's portfolio.


                            DOBSON COVERED CALL FUND

                          NOTES TO FINANCIAL STATEMENTS

                   JANUARY 31, 2000 - (UNAUDITED) - CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.80% of the average daily net assets of the Fund, less the amount total operating expenses, including management fees, exceed 1.50% of the average value of its daily net assets, to the extent the management fee equals zero. The remaining portion of expenses will be reimbursed by the Advisor. For the six months ended January 31, 2000, the Advisor received fees of $0 from the Fund. For the six months ended January 31, 2000, the Advisor reimbursed expenses of $39,053. Certain officers and directors of the Advisor are also officers and directors of the Trust.

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended January 31, 2000, the Administrator received fees of $15,000 from the Advisor for administrative services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. ("the Distributor") to act as the principal distributor of the Fund's shares. The Fund has adopted a plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay directly, or reimburse the Fund's Advisor and
Distributor, for certain distribution and promotion expenses related to marketing its shares, in an amount not to exceed 0.25% of the average daily net assets of the Fund. There were no payments made to the Distributor for the six months ended January 31, 2000. Certain members of management of the Administrator and the Distributor are also members of management of the Trust.

NOTE 4.  SHARE TRANSACTIONS

     As of January 31, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at January 31, 2000 was $1,519,222.

                            DOBSON COVERED CALL FUND

                          NOTES TO FINANCIAL STATEMENTS

                   JANUARY 31, 2000 - (UNAUDITED) - CONTINUED

NOTE 4.  SHARE TRANSACTIONS - CONTINUED

Transactions in shares were as follows:





                              FOR THE SIX MONTHS ENDED           FOR THE PERIOD MARCH 24, 1999 (COMMENCEMENT
                                  JANUARY 31, 2000                       OF OPERATIONS) TO JULY 31, 1999
                             SHARES            DOLLARS               SHARES                 DOLLARS

Shares sold                  10,504            $113,957              127,555                $1,340,688
Shares issued in
reinvestment                  6,425              67,980                 -                        -
Shares redeemed                (320)             (3,403)                -                        -

                            --------           --------             --------                ----------
                             16,609            $178,534              127,555                $1,340,688
                            ========           ========             ========                ==========


NOTE 5.  INVESTMENTS

     For the six months ended January 31, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $351,860 and $289,888, respectively. As of January 31, 2000, the gross unrealized appreciation for all securities totaled $137,005 and the gross unrealized depreciation for all securities totaled $177,952 for a net unrealized depreciation of $40,947. The aggregate cost of securities for federal income tax purposes at January 31, 2000 was $1,581,750.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of January 31, 2000, Charles
L. Dobson, President of the Advisor, beneficially owned in aggregate more than 73% of the Fund.

                            DOBSON COVERED CALL FUND

                          NOTES TO FINANCIAL STATEMENTS

                   JANUARY 31, 2000 - (UNAUDITED) - CONTINUED

NOTE 8. CALL OPTIONS WRITTEN

     As of January 31, 2000, portfolio securities valued at $1,277,391 were held in escrow by the custodian as cover for call options written by the Fund.

     Transactions in options written during the six months ended January 31, 2000 were as follows:

                                                                      NUMBER OF          PREMIUMS
                                                                      CONTRACTS          RECEIVED

 Options outstanding at July 31, 1999                                      240             $71,908
 Options written                                                           750             185,682
 Options terminated in closing purchase transactions                      (300)            (79,572)
 Options expired                                                          (400)           (102,972)
 Options exercised                                                         (40)            (16,610)
                                                                    -------------    --------------
 Options outstanding at January 31, 2000                                   250             $58,436
                                                                    =============    ==============
